Liability for Employees Right Upon Retirement (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Percentage of monthly salaries	8.33%
Severance expenses	$ 130	$ 211
Defined contribution plan expense	157	$ 213
Defined contribution plan expense estimated	$ 198